Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Tax Provision
A summary of the Company’s current and deferred tax provision is as follows:

	Year Ended December 31,
	2021	2020
Current income tax expense (benefit):
Federal	$—	$—
State	17	17

Total current income tax expense (benefit)	17	17
Deferred income tax expense (benefit):
Federal	1	(2,366)
State	2	(2,351)

Total deferred tax expense (benefit)	3	(4,717)

Total (benefit) from income taxes	$20	$(4,700)

Schedule of Reconciliation of the U.S. Federal Statutory Income Tax
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2021		2020
Federal statutory income tax rate	21.0%		21.0%
State income taxes, net of federal benefits	9.8%		3.0%
Research and development tax credits	1.5%		1.0%
Interest accretion expense	8.6%		5.5%
Change in valuation allowance	(46.1)%		(21.6)%
Mark to market warrant	2.8		(5.7)%
Other permanent items	2.4%		(1.0)%
Effective income tax rate	(0.0	) %	2.2%

Schedule of Net Deferred Tax Liabilities
Net deferred tax liabilities as of years ended December 31, 2021 and 2020 consisted of the following:

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$88,327	$53,495
Research and development tax credit carryforwards	7,672	5,673
Stock-based compensation expense	11,748	1,304
Startup costs	697	729
Intangible assets	4,471	4,544
Deferred revenue	1,103	3,226
Unicap	6	6
Imputed interest on contingent payments	4,410	2,340
Legal fee capitalization and amortization	1,550	1,587
Other	1,535	1,158

Total deferred tax assets	121,519	74,062
Deferred tax liabilities:
In-process research and development	(29,232)	(27,930)

Total deferred tax liabilities	(29,232)	(27,930)

Valuation allowance	(92,297)	(46,139)

Net deferred tax liabilities	$(10)	$(7)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
Balance at December 31, 2019	$786

Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—

Balance at December 31, 2020	$1,028

Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—

Balance at December 31, 2021	$1,270